Income taxes - Reconciliation of Effective Income Tax Rate from the Combined Federal and Provincial Canadian Statutory Tax Rate (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Abstract]
Company's statutory tax rate	26.70%	26.80%
Effect of foreign tax rate differences	(1.30%)	1.30%
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.80%)	(0.90%)
Non-deductible and tax exempt items	(0.20%)	(0.30%)
Recognition of previously unrecognized temporary differences	0.20%	(1.00%)
Minimum income tax charge	0.90%	0.90%
Changes in tax laws and rates	(2.10%)	0.20%
Effective income tax rate	23.40%	27.00%